UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2009
                                                 ------------------

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Aragon Global Management, LLC
Address:          180 North Stetson Ave, Suite 5350
                  Prudential Plaza
                  Chicago, IL 60601

Form 13F File Number:     28-12796
                       -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sean Stephens
Title:   Chief Financial Officer
Phone:   312.267.6810

Signature, Place, and Date of Signing:

    /s/ Sean Stephens            Chicago, IL              November 16, 2009
------------------------        -------------             -----------------
    [Signature]                 [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                          -------------

Form 13F Information Table Entry Total:         43
                                          -------------

Form 13F Information Table Value Total:      $111,426
                                          -------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None


                                                    ARAGON GLOBAL MANAGEMENT, LLC
                                                              FORM 13F
                                                   QUARTER ENDED SEPTEMBER 30, 2009


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                             CLASS                          VALUE    SHRS OR SH/ PUT/  INVESTMENT     OTHER    VOTING AUTHORITY
                             -----                          -----    ----------------  ----------     -----    ----------------
NAME OF ISSUER               TITLE                CUSIP    (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED NONE
--------------               ---------------    ---------  --------  ------- --- ----  ----------   --------   ----  ------ ----
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
AMKOR TECHNOLOGY INC               COM          031652100     1,439  209,165  SH          SOLE              209,165
-----------------------------------------------------------------------------------------------------------------------------------
ANNTAYLOR STORES CORP              COM          036115103     1,353   85,145  SH          SOLE               85,145
-----------------------------------------------------------------------------------------------------------------------------------
APPLE INC                          COM          037833100     1,352    7,294  SH          SOLE                7,294
-----------------------------------------------------------------------------------------------------------------------------------
AVON PRODS INC                     COM          054303102     2,888   85,040  SH          SOLE               85,040
-----------------------------------------------------------------------------------------------------------------------------------
BANCO BRADESCO S A            SP ADR PFD NEW    059460303     3,242  163,002  SH          SOLE              163,002
-----------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION        COM          060505104     2,252  133,119  SH          SOLE              133,119
-----------------------------------------------------------------------------------------------------------------------------------
BUCYRUS INTL INC NEW               COM          118759109     3,035   85,215  SH          SOLE               85,215
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE FINL CORP              COM          14040H105     4,476  125,273  SH          SOLE              125,273
-----------------------------------------------------------------------------------------------------------------------------------
CB RICHARD ELLIS GROUP INC         CL A         12497T101     2,853  242,982  SH          SOLE              242,982
-----------------------------------------------------------------------------------------------------------------------------------
CBS CORP NEW                       CL B         124857202     3,272  271,525  SH          SOLE              271,525
-----------------------------------------------------------------------------------------------------------------------------------
D R HORTON INC                     COM          23331A109       600   52,620  SH          SOLE               52,620
-----------------------------------------------------------------------------------------------------------------------------------
DISCOVERY COMMUNICATNS NEW      COM SER A       25470F104     2,726   94,349  SH          SOLE               94,349
-----------------------------------------------------------------------------------------------------------------------------------
E M C CORP MASS                    COM          268648102     3,723  218,491  SH          SOLE              218,491
-----------------------------------------------------------------------------------------------------------------------------------
EATON CORP                         COM          278058102     1,507   26,625  SH          SOLE               26,625
-----------------------------------------------------------------------------------------------------------------------------------
GENWORTH FINL INC                COM CL A       37247D106     1,354  113,275  SH          SOLE              113,275
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC            COM          38141G104     1,287    6,980  SH          SOLE                6,980
-----------------------------------------------------------------------------------------------------------------------------------
GOODYEAR TIRE & RUBR CO            COM          382550101     1,152   67,648  SH          SOLE               67,648
-----------------------------------------------------------------------------------------------------------------------------------
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD   465562106     3,660  181,625  SH          SOLE              181,625
-----------------------------------------------------------------------------------------------------------------------------------
J CREW GROUP INC                   COM          46612H402     3,124   87,219  SH          SOLE               87,219
-----------------------------------------------------------------------------------------------------------------------------------
JPMORGAN CHASE & CO                COM          46625H100     3,424   78,149  SH          SOLE               78,149
-----------------------------------------------------------------------------------------------------------------------------------
MANPOWER INC                       COM          56418H100     2,207   38,923  SH          SOLE               38,923
-----------------------------------------------------------------------------------------------------------------------------------
MASTERCARD INC                     CL A         57636Q104     2,595   12,837  SH          SOLE               12,837
-----------------------------------------------------------------------------------------------------------------------------------
MBIA INC                           COM          55262C100     1,155  148,871  SH          SOLE              148,871
-----------------------------------------------------------------------------------------------------------------------------------
MELCO CROWN ENTMT LTD              ADR          585464100     1,008  144,828  SH          SOLE              144,828
-----------------------------------------------------------------------------------------------------------------------------------
MONSTER WORLDWIDE INC              COM          611742107       425   24,290  SH          SOLE               24,290
-----------------------------------------------------------------------------------------------------------------------------------
NORDSTROM INC                      COM          655664100     3,138  102,761  SH          SOLE              102,761
-----------------------------------------------------------------------------------------------------------------------------------
ON SEMICONDUCTOR CORP              COM          682189105     4,040  489,740  SH          SOLE              489,740
-----------------------------------------------------------------------------------------------------------------------------------
OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR     68370R109     3,893  208,194  SH          SOLE              208,194
-----------------------------------------------------------------------------------------------------------------------------------
PARKER HANNIFIN CORP               COM          701094104       741   14,295  SH          SOLE               14,295
-----------------------------------------------------------------------------------------------------------------------------------
PRICELINE COM INC                COM NEW        741503403     5,944   35,845  SH          SOLE               35,845
-----------------------------------------------------------------------------------------------------------------------------------
PULTE HOMES INC                    COM          745867101       526   47,839  SH          SOLE               47,839
-----------------------------------------------------------------------------------------------------------------------------------
SAPIENT CORP                       COM          803062108     4,419  549,601  SH          SOLE              549,601
-----------------------------------------------------------------------------------------------------------------------------------
SINCLAIR BROADCAST GROUP INC       CL A         829226109       943  263,488  SH          SOLE              263,488
-----------------------------------------------------------------------------------------------------------------------------------
SL GREEN RLTY CORP                 COM          78440X101     1,546   35,250  SH          SOLE               35,250
-----------------------------------------------------------------------------------------------------------------------------------
STARWOOD HOTELS&RESORTS WRLD       COM          85590A401     4,686  141,876  SH          SOLE              141,876
-----------------------------------------------------------------------------------------------------------------------------------
TERADYNE INC                       COM          880770102     1,320  142,662  SH          SOLE              142,662
-----------------------------------------------------------------------------------------------------------------------------------
TEREX CORP NEW                     COM          880779103     2,307  111,273  SH          SOLE              111,273
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TW TELECOM INC                     COM          87311L104     2,321  172,569  SH          SOLE              172,569
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UNION PAC CORP                     COM          907818108     1,937   33,195  SH          SOLE               33,195
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VIRGIN MEDIA INC                   COM          92769L101     8,705  625,356  SH          SOLE              625,356
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VORNADO RLTY TR                 SH BEN INT      929042109     1,668   25,898  SH          SOLE               25,898
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WILLIAMS SONOMA INC                COM          969904101     3,984  196,947  SH          SOLE              196,947
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WYNN RESORTS LTD                   COM          983134107     3,199   45,124  SH          SOLE               45,124
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